Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense computed at the statutory rate		$ 322,882	$ 400,167	$ 295,177
Dividends-received deductions and tax-exempt interest		(38,369)	(40,326)	(40,687)
State income tax		(2,074)	11,266	4,642
Accrual (release) of LIH tax credits and benefits	[1]	11,691	(5,819)	(1,284)
Accrual (release) of tax contingency reserve		522	373	(10,701)
Foreign tax, net		(3,410)	(3,587)	(3,143)
COLI		(14,301)	(7,833)	(2,285)
Penalties		232	(47)	529
Deferred tax revaluation due to tax rate change	[2]	(70,281)
Other		1,665	962	818
Total income tax expense		$ 208,557	$ 355,156	$ 243,066

[1]	The Company recognized impairments on LIH investments of $18,351 during 2017 due to the tax rate change enacted in the United States.
[2]	On December 22, 2017, the United States passed the Tax Act of 2017 which reduced the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017. As a result, the deferred taxes recorded on the Consolidated Balance Sheets were revalued to reflect the reduction in the future corporate tax rate.